JPMorgan Equity Focus ETF
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.1%
Banks — 4.7%
Bank of America Corp.	481,029	19,087,231
M&T Bank Corp.	117,006	20,841,108
		39,928,339
Biotechnology — 2.2%
Regeneron Pharmaceuticals, Inc. *	17,288	18,173,837
Broadline Retail — 5.4%
Amazon.com, Inc. *	244,309	45,522,096
Building Products — 2.5%
Trane Technologies plc	54,477	21,176,844
Capital Markets — 1.9%
Morgan Stanley	152,617	15,908,796
Construction & Engineering — 1.5%
Quanta Services, Inc.	41,037	12,235,182
Construction Materials — 1.3%
Martin Marietta Materials, Inc.	20,479	11,022,822
Consumer Finance — 2.7%
Capital One Financial Corp.	154,550	23,140,772
Containers & Packaging — 1.5%
Packaging Corp. of America	57,633	12,414,148
Electric Utilities — 2.3%
NextEra Energy, Inc.	229,525	19,401,748
Financial Services — 5.5%
Berkshire Hathaway, Inc., Class B *	55,590	25,585,853
Mastercard, Inc., Class A	41,211	20,349,992
		45,935,845
Ground Transportation — 0.9%
JB Hunt Transport Services, Inc.	42,556	7,333,675
Health Care Equipment & Supplies — 1.4%
Intuitive Surgical, Inc. *	23,351	11,471,646
Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	31,919	18,662,401
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	2,528	10,648,239
McDonald's Corp.	65,043	19,806,244
		30,454,483
Household Products — 2.6%
Procter & Gamble Co. (The)	127,939	22,159,035
Industrial Conglomerates — 2.0%
Honeywell International, Inc.	81,009	16,745,370
Insurance — 2.8%
Loews Corp.	295,962	23,395,796

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — 6.7%
Alphabet, Inc., Class C	102,266	17,097,852
Meta Platforms, Inc., Class A	68,806	39,387,307
		56,485,159
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	18,522	11,457,154
Oil, Gas & Consumable Fuels — 5.7%
EOG Resources, Inc.	186,302	22,902,105
Kinder Morgan, Inc.	1,133,330	25,035,260
		47,937,365
Personal Care Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	126,738	12,634,511
Pharmaceuticals — 2.0%
Eli Lilly & Co.	18,588	16,467,853
Retail REITs — 1.8%
Regency Centers Corp.	213,692	15,434,973
Semiconductors & Semiconductor Equipment — 11.7%
Analog Devices, Inc.	70,332	16,188,316
Broadcom, Inc.	130,167	22,453,808
Lam Research Corp.	16,220	13,236,818
NVIDIA Corp.	380,589	46,218,728
		98,097,670
Software — 10.9%
Intuit, Inc.	25,185	15,639,885
Microsoft Corp.	139,470	60,013,941
Palo Alto Networks, Inc. *	47,979	16,399,222
		92,053,048
Specialized REITs — 2.4%
Public Storage	56,410	20,525,907
Specialty Retail — 3.4%
Home Depot, Inc. (The)	44,657	18,095,016
TJX Cos., Inc. (The)	88,716	10,427,679
		28,522,695
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	129,194	30,102,202
Total Common Stocks (Cost $649,854,403)		824,801,372

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b) (Cost $15,711,942)	15,707,478	15,716,903
Total Investments — 100.0% (Cost $665,566,345)		840,518,275
Liabilities in Excess of Other Assets — (0.0)% ^		(132,046)
NET ASSETS — 100.0%		840,386,229

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$840,518,275	$—	$—	$840,518,275

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$7,574,399	$18,104,521	$9,967,413	$435	$4,961	$15,716,903	15,707,478	$167,209	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.